Provisions and Contingent Liabilities - Summary of Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provisions [line items]
Beginning balance	$ 288.2
Additions	182.5
Usages	(109.3)
Reversals	(45.7)
Interest	11.7
Translation adjustments	(33.5)
Current	90.2	$ 114.7
Non-current	203.7	$ 173.5
Closing balance	293.9
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	73.2
Additions	51.7
Usages	(33.4)
Reversals	(12.5)
Interest	0.0
Translation adjustments	(0.1)
Closing balance	78.9
Provision for third party materials [member]
Disclosure of provisions [line items]
Beginning balance	28.6
Additions	23.8
Usages	(8.0)
Reversals	0.0
Interest	0.0
Translation adjustments	0.0
Closing balance	44.4
Provision For Contractual Obligations [Member]
Disclosure of provisions [line items]
Beginning balance	0.0
Additions	43.7
Usages	0.0
Reversals	0.0
Interest	0.0
Translation adjustments	0.0
Closing balance	43.7
Provisions for labor, taxes and civil claims [Member]
Disclosure of provisions [line items]
Beginning balance	58.4
Additions	11.5
Usages	(14.4)
Reversals	(8.1)
Interest	6.4
Translation adjustments	(12.7)
Closing balance	41.1
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	48.0
Additions	1.2
Usages	0.0
Reversals	(8.3)
Interest	5.3
Translation adjustments	(11.8)
Closing balance	34.4
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	35.8
Additions	13.4
Usages	(11.4)
Reversals	(1.2)
Interest	0.0
Translation adjustments	(7.8)
Closing balance	28.8
Others [member]
Disclosure of provisions [line items]
Beginning balance	44.2
Additions	37.2
Usages	(42.1)
Reversals	(15.6)
Interest	0.0
Translation adjustments	(1.1)
Closing balance	$ 22.6